Interim Condensed Consolidated Statements of Financial Position (Unaudited) - SGD ($)	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Plant and equipment, net	$ 57,542	$ 68,343
Intangible assets, net	276,677	392,531
Total non-current assets	334,219	460,874
Current assets
Trade and other receivables and deposits, net	487,519	264,909
Contract assets		2,286
Cash and cash equivalents	7,114,557	8,577,947
Total current assets	7,602,076	8,845,142
Total assets	7,936,295	9,306,016
Non-current liabilities
Lease liabilities	22,938	22,806
Current liabilities
Trade and other payables	550,222	474,949
Income tax payable		20,800
Lease liabilities	12,071	20,353
Total current liabilities	562,293	516,102
Total liabilities	585,231	538,908
EQUITY
Share capital	7,233	7,233
Accumulated losses	(35,667,501)	(34,248,446)
Reserves	43,011,332	43,008,321
Total equity	7,351,064	8,767,108
Total equity and liabilities	$ 7,936,295	$ 9,306,016